Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impact Shares NAACP Minority Empowerment ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.45%	23.87%	29.74%	(22.23%)	27.04%	25.77%	30.10%
Impact Shares Women's Empowerment ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.44%	17.06%	28.30%	(18.01%)	24.70%	34.06%	30.80%